SHARE-BASED COMPENSATION (Sogou Share-based Awards, Option Modification) (Details) - Share Options [Member] - USD ($)	3 Months Ended
	Mar. 31, 2018	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2020
Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options				40,050,000
Number of Class A ordinary shares deemed granted under share options				38,307,000
Sogou 2010 Share Incentive Plan [Member] | Vesting Condition Change of Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental fair value	$ 0
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Early Exercise of Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remained unvested Class A ordinary shares				1,899,000
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Vesting Condition Change of Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	2,181,192
Number of Class A ordinary shares not deemed granted under share options	1,601,427
Number of Class A ordinary shares deemed granted under share options	579,765
Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options				8,305,000
Number of Class A ordinary shares deemed granted under share options				8,305,000
Sohu Management Sogou Share Option Arrangement [Member] | Early Exercise of Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental fair value		$ 0	$ 0